Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 85,129	$ 84,580
Fair value asset derivatives, netting	(70,631)	(66,924)
Net amounts in consolidated balance sheet, asset	14,498	17,656
Fair value liability derivatives	87,188	79,924
Fair value liability derivatives, netting	(72,696)	(66,004)
Net amounts in consolidated balance sheet, liability	14,492	13,920
Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(59,880)	(56,612)
Net amounts in consolidated balance sheet, asset	5,388	6,113
Fair value liability derivatives, netting	(58,956)	(53,259)
Net amounts in consolidated balance sheet, liability	6,253	4,718
Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(707)	(998)
Net amounts in consolidated balance sheet, asset	2,350	3,661
Fair value liability derivatives, netting	(402)	(1,052)
Net amounts in consolidated balance sheet, liability	2,149	4,467
Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(3,018)	(2,625)
Net amounts in consolidated balance sheet, asset	2,340	4,974
Fair value liability derivatives, netting	(2,433)	(2,241)
Net amounts in consolidated balance sheet, liability	3,679	2,567
Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(6,663)	(6,141)
Net amounts in consolidated balance sheet, asset	4,231	2,806
Fair value liability derivatives, netting	(10,572)	(8,968)
Net amounts in consolidated balance sheet, liability	2,170	1,965
Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(48)	(79)
Net amounts in consolidated balance sheet, asset	37	4
Fair value liability derivatives, netting	(295)	(434)
Net amounts in consolidated balance sheet, liability	94	107
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(315)	(469)
Net amounts in consolidated balance sheet, asset	152	98
Fair value liability derivatives, netting	(38)	(50)
Net amounts in consolidated balance sheet, liability	100	38
Other contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	47	58
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	7,260	7,855
Fair value liability derivatives	5,489	4,747
Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	235,222	191,684
Fair value asset derivatives	6,587	7,477
Fair value liability derivatives	2,710	2,253
Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,900	1,900
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	25,861	25,115
Fair value asset derivatives	673	378
Fair value liability derivatives	2,779	2,494
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	9,600	7,800
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	77,869	76,725
Fair value liability derivatives	81,699	75,177
Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	2,371	1,047
Fair value liability derivatives	1,689	462
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	228,051	211,375
Fair value asset derivatives	1,098	195
Fair value liability derivatives	1,441	315
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	7,964	7,427
Fair value asset derivatives	545	531
Fair value liability derivatives	83	47
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	20,435	16,407
Fair value asset derivatives	626	321
Fair value liability derivatives	165	100
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	482	0
Fair value asset derivatives	102	0
Fair value liability derivatives	0	0
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	75,498	75,678
Fair value liability derivatives	80,010	74,715
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	6,018,370	4,685,898
Fair value asset derivatives	57,583	55,053
Fair value liability derivatives	61,058	55,409
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	65,532	47,571
Fair value asset derivatives	3,057	4,659
Fair value liability derivatives	2,551	5,519
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	151,675	139,956
Fair value asset derivatives	4,813	7,068
Fair value liability derivatives	6,029	4,761
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	318,999	295,962
Fair value asset derivatives	9,595	8,248
Fair value liability derivatives	9,798	8,339
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	10,483	10,544
Fair value asset derivatives	85	83
Fair value liability derivatives	389	541
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	19,964	18,018
Fair value asset derivatives	365	567
Fair value liability derivatives	138	88
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Other contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	961	1,041
Fair value asset derivatives	0	0
Fair value liability derivatives	$ 47	$ 58